Accrued Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Summary of accrued liabilities
Accrued expenses	$ 15,000	$ 15,000
Accrued salary	910	857
Accrued liabilities	$ 15,910	$ 15,857